LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

September 28, 2022

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of Alexis Practical Tactical ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the Post-Effective Amendment No. 217 to the Trust’s Registration Statement on Form N‑1A effective and filed on September 26, 2022.

If you have any questions or require further information, please contact Josh Hinderliter at (513) 493-5880 or josh.hinderliter@usbank.com.

Sincerely,

/s/ Josh Hinderliter
Josh Hinderliter
Secretary